Risk Management (Details 24) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Total financial assets	R$ 1,126,572,311	R$ 1,098,414,017
Non-current assets held for sale	1,520,973	1,578,966
Investments in associated companies	8,257,384	7,002,778	R$ 5,815,325
Property and equipment, net of accumulated depreciation	8,432,475	8,397,116	5,504,435
Intangible assets and goodwill, net of accumulated amortization	16,179,307	15,797,526
Taxes to be offset	10,524,575	7,723,211
Deferred income tax assets	43,731,911	45,116,863
Other assets	9,134,504	7,999,179
Total non-financial assets	97,781,129	93,615,639
Total assets	1,224,353,440	1,192,029,656	1,026,703,522
Liabilities
Total financial liabilities	1,049,123,505	1,028,990,033
Other provisions	18,490,727	18,292,409
Current income tax liabilities	2,416,345	2,130,286
Deferred income tax liabilities	1,251,847	1,762,948
Other liabilities	35,377,312	35,374,773
Total non-financial liabilities	57,536,231	57,560,416
Total equity	117,693,704	105,479,207	R$ 90,914,762	R$ 82,291,805
Total liabilities and equity	1,224,353,440	1,192,029,656
Current
Assets
Total financial assets	531,664,989	528,853,712
Non-current assets held for sale	1,520,973	1,578,966
Taxes to be offset	4,589,981	3,114,609
Other assets	6,602,669	5,278,675
Total non-financial assets	12,713,623	9,972,250
Total assets	544,378,612	538,825,962
Liabilities
Total financial liabilities	796,304,508	766,124,214
Other provisions	1,349,366	4,293,374
Current income tax liabilities	2,416,345	2,130,286
Deferred income tax liabilities	36,344	36,943
Other liabilities	33,460,225	34,917,264
Total non-financial liabilities	37,262,280	41,377,867
Total liabilities and equity	833,566,788	807,502,081
Non-current
Assets
Total financial assets	594,907,322	569,560,305
Investments in associated companies	8,257,384	7,002,778
Property and equipment, net of accumulated depreciation	8,432,475	8,397,116
Intangible assets and goodwill, net of accumulated amortization	16,179,307	15,797,526
Taxes to be offset	5,934,594	4,608,602
Deferred income tax assets	43,731,911	45,116,863
Other assets	2,531,835	2,720,504
Total non-financial assets	85,067,506	83,643,389
Total assets	679,974,828	653,203,694
Liabilities
Total financial liabilities	252,818,997	262,865,819
Other provisions	17,141,361	13,999,035
Deferred income tax liabilities	1,215,503	1,726,005
Other liabilities	1,917,087	457,509
Total non-financial liabilities	20,273,951	16,182,549
Total equity	117,693,704	105,479,207
Total liabilities and equity	R$ 390,786,652	R$ 384,527,575